STOCKHOLDERS' EQUITY (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Feb. 29, 2020
Stockholders Equity [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Stockholders Equity [Line Items]
Common stock, shares authorized	45,000,000	45,000,000
Common stock, shares issued	3,580,839	3,172,650
Common stock, shares outstanding	3,580,839	3,172,650
Shares Subject To Possible Redemption	$ 13,669,161	$ 14,077,350
Class B Common Stock
Stockholders Equity [Line Items]
Common stock, shares authorized	5,000,000	5,000,000
Common stock, par value (in Dollars per share)			$ 0.006
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500
Common Stock
Stockholders Equity [Line Items]
Common stock, shares authorized	50,000,000	50,000,000